Submission	Jul. 24, 2025
Submission [Line Items]
Central Index Key	0002071607
Registrant Name	BM ACQUISITION CORP.
Registration File Number	333-288106
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES